Operating and non-operating costs (Tables)	3 Months Ended
Mar. 31, 2025
Operating And Non-operating Costs
Schedule of operating costs

For the three months ended March 31,	2025	2024

Personnel	$2,250	$1,374
Purchased services & materials(1)	2,567	638
Travel	139	33
Facilities and other expenses	194	206
	$5,150	$2,251

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

For the three months ended March 31,	2025	2024

Interest on bank loan	$1	$2
Interest on government loans	3	4
Interest on lease obligations	12	11
Interest on loan payable	8	-
Interest on accounts payable	4	1
	$28	$18